Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)	Sep. 16, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Dec. 12, 2017
Subordinated Liabilities [Line Items]
Face value	$ 6,555,375			$ 5,800,058
Total	6,995 [1]			6,782
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Total	6,995			6,782
Subordinated debt [member] | Debentures series 20 [member]
Subordinated Liabilities [Line Items]
Face value	$ 150			150
Maturity date	December 2025 to 2040
Interest rate (%)	8.25%	8.25%
Redeemable at our option beginning in	Not redeemable
Total	$ 145			143
Subordinated debt [member] | Series H Medium Term Notes First Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000			1,000
Maturity date	September 2024
Interest rate (%)	3.12%	3.12%
Redeemable at our option beginning in	September 2019
Total				1,003
Subordinated debt [member] | Series H Medium Term Notes Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000			1,000
Maturity date	December 2025
Interest rate (%)	3.34%	3.34%
Redeemable at our option beginning in	December 2020
Total	$ 983			916
Subordinated debt [member] | Series I Medium Term Notes First Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,250			1,250
Maturity date	June 2026
Interest rate (%)	3.32%	3.32%
Redeemable at our option beginning in	June 2021
Total	$ 1,230			1,222
Subordinated debt [member] | Series I Medium Term Notes Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 850			850
Maturity date	June 2027
Interest rate (%)	2.57%	2.57%
Redeemable at our option beginning in	June 2022
Total	$ 820			813
Subordinated debt [member] | Three point eight zero three percentage Subordinated Notes due 2032 [Member]
Subordinated Liabilities [Line Items]
Face value		$ 1,250			$ 1,250
Maturity date	December 2032
Interest rate (%)	3.80%	3.80%				3.803%
Redeemable at our option beginning in	December 2027
Total	$ 1,646			1,573
Subordinated debt [member] | Four point three three eight percentage Subordinated Notes due 2028[Member]
Subordinated Liabilities [Line Items]
Face value		$ 850			$ 850
Maturity date	October 2028
Interest rate (%)	4.34%	4.34%
Redeemable at our option beginning in	October 2023
Total	$ 1,180			1,112
Subordinated debt [member] | Series J Medium Term Notes First Tranche [Member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000		$ 1,000	$ 1,000
Maturity date	September 2029
Interest rate (%)	2.88%	2.88%
Redeemable at our option beginning in	September 2024
Total	$ 991

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).